Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited)		6 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Revenues-related parties		$ 3,922,315	$ 5,075,868	$ 3,484,961
Cost of revenues		(2,250,009)	(2,911,736)	(1,859,376)
Gross profit		1,672,306	2,164,132	1,625,585
Operating expenses:
General and administrative expenses		(4,046,770)	(5,236,925)	(3,187,402)
Total operating expenses		(4,046,770)	(5,236,925)	(3,187,402)
Loss from operations		(2,374,464)	(3,072,793)	(1,561,817)
Other (loss) income, net:
Other income		1,036,242	1,341,001	220,735
Interest expense		(241,558)	(312,600)	(223,900)
Other expense		(19,025)	(24,620)	(5,119)
Total other income (expense), net		775,659	1,003,781	(8,284)
Loss before tax expense		(1,598,805)	(2,069,012)	(1,570,101)
Income tax expense
Net loss		(1,598,805)	(2,069,012)	(1,570,101)
Other comprehensive income:
Foreign currency translation adjustment, net of income tax		23,324	30,184	14,476
Total comprehensive loss		$ (1,575,481)	$ (2,038,828)	$ (1,555,625)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ (0.21)	$ (0.27)	$ (0.32)
Diluted | (per share)	[1]	$ (0.21)	$ (0.27)	$ (0.32)
Weighted average number of ordinary shares used in computing net income per share
Basic	[1]	7,786,184	7,786,184	4,873,144
Diluted	[1]	7,786,184	7,786,184	4,873,144
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues-related parties		$ 3,775,390	$ 4,885,733	$ 3,198,243
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues-related parties		$ 146,925	$ 190,135	$ 286,718

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse stock split.